Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other named executive officers and certain financial performance measures of Prologis, including our company-selected measure, Core FFO per share excluding Net Promote Income (Expense). Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our named executive officers during a covered year or the way in which the Compensation Committee views compensation decisions. For further information regarding Prologis’
pay-for-performance
philosophy, please refer to “Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c) (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e) (1)(2)	Total Shareholder Return (f) (3)	Peer Group Total Shareholder Return (g) (3)	Net Income (h) (4)	Core FFO per share excluding Net Promote Income (Expense) (i) (5)

2024	$24,851,777	$ (24,289,452)	$ 8,447,916	$ 146,716	$135.08	$123.47	$3,947,935	$5.53

2023	$50,891,597	$ 95,938,282	$13,001,246	$22,265,008	$164.95	$113.54	$3,253,145	$5.10

2022	$48,152,756	$ (8,171,362)	$13,929,713	$ (967,175)	$135.67	$ 99.82	$3,555,398	$4.61

2021	$24,901,490	$113,654,050	$ 9,031,383	$37,255,257	$197.54	$132.23	$3,148,590	$4.09

2020	$34,432,677	$ 56,804,770	$12,158,797	$19,996,334	$114.63	$ 92.43	$1,616,630	$3.58

(1)
Mr. Moghadam
served as our principal executive officer (PEO) for the full year for each of 2024, 2023, 2022, 2021 and 2020. Our non-PEO
named executive officers (NEOs) included: (a) for 2024, Mr. Arndt, Mr. Letter, Mr. Nekritz, Mr. Ghazal, and Mr. Andrus, (b) for 2023, Mr. Arndt, Mr. Letter, Mr. Anderson, and Mr. Nekritz; (c) for 2022, Mr. Arndt, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz; (d) for 2021, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz; and (e) for 2020, Mr. Olinger, Mr. Reilly, Mr. Anderson, Mr. Nekritz, and Mr. Curless.

(2)
For 2024, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs
reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2024

Summary Compensation Table (SCT) Total for PEO (column (b))	$24,851,777

- SCT “Bonus” column value	1,267,500

- SCT “Stock Awards” column value	23,571,776

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	14,438,793

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(43,788,079)

+ vesting date fair value of equity awards granted and vested in the covered year	1,912,500

-/+ change in fair value as of vesting date of equity awards granted in prior years that vested in the covered year	(2,716,757)

+ dollar value of dividends/earnings paid on equity awards in the covered year	5,851,590

Compensation Actually Paid to PEO (column (c))	$(24,289,452)

Average for Non-PEO NEOs	2024

Average SCT Total for Non-PEO NEOs (column (d))	$8,447,916

- SCT “Bonus” column value	681,880

- SCT “Stock Awards” column value	7,084,373

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	4,142,361

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(5,771,031)

+ vesting date fair value of equity awards granted and vested in the covered year	597,980

-/+ change in fair value as of vesting date of equity awards granted in prior years that vested in the covered year	(337,390)

+ dollar value of dividends/earnings paid on equity awards in the covered year	833,133

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$146,716

(3)
Peer group utilized for the Pay Versus Performance Table is the MSCI U.S. REIT Index. The same peer group has been used for all years disclosed. The returns of each component company in the peer group were weighted according to the respective company’s market capitalization at the beginning of each period for which a return is indicated. The MSCI U.S. REIT Index is used as a performance benchmark index for the calculation of LTI Equity awards. See “Compensation Discussion and Analysis” for further information.

(4)	Net income is rounded to the nearest thousand.

(5)
The company-selected measure is Core FFO per share excluding Net Promote Income (Expense). See “Compensation Discussion and Analysis” for further information regarding how Core FFO per share is used as a metric in our NEO annual bonus determinations. Core FFO per share is a non-GAAP
measure. Please see Appendix A for a discussion and reconciliation to the most directly comparable GAAP measure and for a calculation of the CAGR of our Core FFO per share.

Company Selected Measure Name	Core FFO per share excluding Net Promote Income (Expense
Named Executive Officers, Footnote
(1)
Mr. Moghadam
served as our principal executive officer (PEO) for the full year for each of 2024, 2023, 2022, 2021 and 2020. Our non-PEO
named executive officers (NEOs) included: (a) for 2024, Mr. Arndt, Mr. Letter, Mr. Nekritz, Mr. Ghazal, and Mr. Andrus, (b) for 2023, Mr. Arndt, Mr. Letter, Mr. Anderson, and Mr. Nekritz; (c) for 2022, Mr. Arndt, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz; (d) for 2021, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz; and (e) for 2020, Mr. Olinger, Mr. Reilly, Mr. Anderson, Mr. Nekritz, and Mr. Curless.

Peer Group Issuers, Footnote	Peer group utilized for the Pay Versus Performance Table is the MSCI U.S. REIT Index. The same peer group has been used for all years disclosed. The returns of each component company in the peer group were weighted according to the respective company’s market capitalization at the beginning of each period for which a return is indicated. The MSCI U.S. REIT Index is used as a performance benchmark index for the calculation of LTI Equity awards. See “Compensation Discussion and Analysis” for further information.
PEO Total Compensation Amount	$ 24,851,777	$ 50,891,597	$ 48,152,756	$ 24,901,490	$ 34,432,677
PEO Actually Paid Compensation Amount	$ (24,289,452)	95,938,282	(8,171,362)	113,654,050	56,804,770
Adjustment To PEO Compensation, Footnote
(2)
For 2024, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs
reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2024

Summary Compensation Table (SCT) Total for PEO (column (b))	$24,851,777

- SCT “Bonus” column value	1,267,500

- SCT “Stock Awards” column value	23,571,776

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	14,438,793

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(43,788,079)

+ vesting date fair value of equity awards granted and vested in the covered year	1,912,500

-/+ change in fair value as of vesting date of equity awards granted in prior years that vested in the covered year	(2,716,757)

+ dollar value of dividends/earnings paid on equity awards in the covered year	5,851,590

Compensation Actually Paid to PEO (column (c))	$(24,289,452)

Non-PEO NEO Average Total Compensation Amount	$ 8,447,916	13,001,246	13,929,713	9,031,383	12,158,797
Non-PEO NEO Average Compensation Actually Paid Amount	$ 146,716	22,265,008	(967,175)	37,255,257	19,996,334
Adjustment to Non-PEO NEO Compensation Footnote

Average for Non-PEO NEOs	2024

Average SCT Total for Non-PEO NEOs (column (d))	$8,447,916

- SCT “Bonus” column value	681,880

- SCT “Stock Awards” column value	7,084,373

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	4,142,361

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(5,771,031)

+ vesting date fair value of equity awards granted and vested in the covered year	597,980

-/+ change in fair value as of vesting date of equity awards granted in prior years that vested in the covered year	(337,390)

+ dollar value of dividends/earnings paid on equity awards in the covered year	833,133

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$146,716

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Prologis TSR:

●
The total shareholder return of Prologis, Inc. (“Prologis TSR”) was $114.63 at the end of 2020, $197.54 at the end of 2021, $135.67 at the end of 2022, $164.95 at the end of 2023 and $
135.08
at the end of 2024. Compensation Actually Paid to our PEO was $56,804,770 in 2020, $113,654,050 in 2021, negative $8,171,362 in 2022, $95,938,282 in 2023 and negative $24,289,452 in 2024. The average Compensation Actually Paid to our
Non-PEO
Named Executive Officers
(“Non-PEO
NEOs”) was $19,996,334 in 2020, $37,255,257 in 2021, negative $967,175 in 2022, $22,265,008 in 2023 and $146,716 in 2024.

●
Prologis TSR increased by 15% from December 31, 2019, to the end of 2020, with a total return of $14.63 at the end of 2020 on an initial investment of $100 made at the closing price on December 31, 2019. Prologis TSR increased by 72% from 2020 to 2021, with a total return of $97.54 at the end of 2021 on an initial investment of $100 made at the closing price on December 31, 2019. Compensation Actually Paid to our PEO increased by 100% from 2020 to 2021. Average Compensation Actually Paid to our
Non-PEO
NEOs increased by 86% from 2020 to 2021.

●
Prologis TSR declined by 31% from 2021 to 2022 but remained positive with a total return of $35.67 at the end of 2022 on an initial investment of $100 made at the closing price on December 31, 2019. Compensation Actually Paid to our PEO decreased by 107% from 2021 to 2022, resulting in negative Compensation Actually Paid to our PEO for 2022. Average Compensation Actually Paid to
Non-PEO
NEOs decreased by 103% from 2021 to 2022, also resulting in negative average Compensation Actually Paid to
Non-PEO
NEOs for 2022.

●
Prologis TSR increased by 22% from 2022 to 2023, with a total return of $64.95 at the end of 2023 on an initial investment of $100 made at the closing price on December 31, 2019. Compensation Actually Paid to our PEO increased by 1,274% from 2022 to 2023, given that Compensation Actually Paid to our PEO was a negative figure in 2022 and our stock price increased at the end of 2023. Average Compensation Actually Paid to
Non-PEO
NEOs increased by 2,402% from 2022 to 2023, given that Compensation Actually Paid to our
Non-PEO
NEOs was a negative figure in 2022 and our stock price increased at the end of 2023.

●
Prologis TSR declined by 18% from 2023 to 2024 but remained positive with a total return of $35.08 at the end of 2024 on an initial investment of $100 made at the closing price on December 31, 2019. Compensation Actually Paid to our PEO decreased by 125% from 2023 to 2024, resulting in negative Compensation Actually Paid to our PEO for 2024. Average Compensation Actually Paid to
Non-PEO
NEOs decreased by 99% from 2023 to 2024.

●
The relationship between Prologis TSR and Compensation Actually Paid to our PEO/Average Compensation Actually Paid to
Non-PEO
NEOs during this period is directionally correlated as all metrics are a function of Prologis’ stock price. When Prologis TSR increased year-over-year, so did the compensation actually paid metrics. When Prologis TSR decreased year-over-year, so did the compensation actually paid metrics.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income / Core FFO per share:

●
Prologis’ Net Income (in thousands) increased each year between 2020 and 2022, from $
1,616,630
in 2020, to $3,148,590 in 2021 (a 95% increase from 2020 to 2021) to $3,555,398 in 2022 (a 13% increase from 2021 to 2022). Prologis’ Net Income declined to $3,253,145 in 2023 (a 9% decrease from 2022 to 2023) primarily due to lower gains on sales of real estate. Prologis’ Net Income increased to $3,947,935 in 2024 (a 21% increase from 2023 to 2024).

●
Prologis’ Core FFO per share excluding Net Promote
I
ncome (Expense)
(6)
has increased each year between 2020 and 2024, from $3.58 in 2020 to $4.09 in 2021 (a 14% increase from 2020 to 2021) to $4.61 in 2022 (a 13% increase from 2021 to 2022) to $5.10 in 2023 (an 11% increase from 2022 to 2023) to $5.53 in 2024 (an 8% increase from 2023 to 2024), for an overall increase of 54% from 2020 to 2024.

●
As discussed above, Compensation Actually Paid to our PEO and
Non-PEO
NEOs increased from 2020 to 2021, decreased from 2021 to 2022, increased again from 2022 to 2023, then decreased from 2023 to 2024.

●
The relationship between Core FFO per share excluding Net Promote Income (Expense)
(6)
and Compensation Actually Paid underscores that while Prologis’ stock price declined from 2021 to 2022 and 2023 to 2024—largely due to broader macroeconomic market factors—and thus resulted in lower Compensation Actually Paid (and Prologis TSR) from 2021 to 2022 and 2023 to 2024, our operational performance remained strong as demonstrated by key operational indicators like Core FFO per share excluding Net Promote Income (Expense)
(6)
. Net Income also increased year-over-year from 2021 to 2022 and 2023 to 2024, showing an overall increase from 2020 to 2024.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Net Income / Core FFO per share:

●
Prologis’ Net Income (in thousands) increased each year between 2020 and 2022, from $
1,616,630
in 2020, to $3,148,590 in 2021 (a 95% increase from 2020 to 2021) to $3,555,398 in 2022 (a 13% increase from 2021 to 2022). Prologis’ Net Income declined to $3,253,145 in 2023 (a 9% decrease from 2022 to 2023) primarily due to lower gains on sales of real estate. Prologis’ Net Income increased to $3,947,935 in 2024 (a 21% increase from 2023 to 2024).

●
Prologis’ Core FFO per share excluding Net Promote
I
ncome (Expense)
(6)
has increased each year between 2020 and 2024, from $3.58 in 2020 to $4.09 in 2021 (a 14% increase from 2020 to 2021) to $4.61 in 2022 (a 13% increase from 2021 to 2022) to $5.10 in 2023 (an 11% increase from 2022 to 2023) to $5.53 in 2024 (an 8% increase from 2023 to 2024), for an overall increase of 54% from 2020 to 2024.

●
As discussed above, Compensation Actually Paid to our PEO and
Non-PEO
NEOs increased from 2020 to 2021, decreased from 2021 to 2022, increased again from 2022 to 2023, then decreased from 2023 to 2024.

●
The relationship between Core FFO per share excluding Net Promote Income (Expense)
(6)
and Compensation Actually Paid underscores that while Prologis’ stock price declined from 2021 to 2022 and 2023 to 2024—largely due to broader macroeconomic market factors—and thus resulted in lower Compensation Actually Paid (and Prologis TSR) from 2021 to 2022 and 2023 to 2024, our operational performance remained strong as demonstrated by key operational indicators like Core FFO per share excluding Net Promote Income (Expense)
(6)
. Net Income also increased year-over-year from 2021 to 2022 and 2023 to 2024, showing an overall increase from 2020 to 2024.

Total Shareholder Return Vs Peer Group
Prologis TSR vs. peer group total shareholder return:
Prologis TSR outpaced the total shareholder return of the MSCI U.S. REIT Index in each of 2020, 2021, 2022, 2023 and 2024. By year-end
2024, the value of a $100 investment made at the end of 2019 in Prologis would have been worth $135.08 versus only $123.47 for such an investment made at the same time in the MSCI U.S. REIT Index, a difference of $11.61.

Tabular List, Table
Tabular list of most important financial performance measures for 2024 fiscal year
Below is a
non-exhaustive
list of financial performance measures the company uses in analyzing executive compensation, presented in no particular order, which the company considers to be the most important financial performance measures used to link Compensation Actually Paid to our NEOs to company performance during the 2024 fiscal year:

Financial Performance Measure

Three-year annualized Total Shareholder Return (7)

Core FFO Per Share (excluding Promotes) (6)(8)

Promote revenue earned by Prologis, Inc. from Strategic Capital vehicles (8)

(6)
Core FFO per share excluding Net Promote Income (Expense) is a metric used to calculate our NEO annual bonuses. See “Compensation Discussion & Analysis” for further information. Core FFO per share is a non-GAAP
measure. See Appendix A for definitions and discussions of
non-GAAP
measurements and reconciliations to the most directly comparable GAAP measures.

(7)	Prologis’ three-year annualized TSR is used to calculate our LTI Equity awards and POP awards. See “Compensation Discussion & Analysis” for further information.

(8)
Promote incentive fees are earned by Prologis, Inc. from certain of our Strategic Capital vehicles when vehicle rates of return exceed pre-set
performance hurdles. A portion of certain Promote fees paid to the company are used to pay awards in our Prologis Promote Plan (PPP). See “Compensation Discussion & Analysis” for further information regarding our Strategic Capital business, Promote fees earned from Strategic Capital vehicles, and the relationship between Promote fees and PPP awards.

Total Shareholder Return Amount	$ 135.08	164.95	135.67	197.54	114.63
Peer Group Total Shareholder Return Amount	123.47	113.54	99.82	132.23	92.43
Net Income (Loss)	$ 3,947,935,000	$ 3,253,145,000	$ 3,555,398,000	$ 3,148,590,000	$ 1,616,630,000
Company Selected Measure Amount	5.53	5.1	4.61	4.09	3.58
PEO Name	Mr. Moghadam
Total Return Amount	$ 35.08	$ 64.95	$ 35.67	$ 97.54	$ 14.63
Total Shareholder Return Percentage	18.00%	22.00%	31.00%	72.00%	15.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Three-year annualized Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Core FFO Per Share (excluding Promotes)
Non-GAAP Measure Description
(5)
The company-selected measure is Core FFO per share excluding Net Promote Income (Expense). See “Compensation Discussion and Analysis” for further information regarding how Core FFO per share is used as a metric in our NEO annual bonus determinations. Core FFO per share is a non-GAAP
measure. Please see Appendix A for a discussion and reconciliation to the most directly comparable GAAP measure and for a calculation of the CAGR of our Core FFO per share.

Measure:: 3
Pay vs Performance Disclosure
Name	Promote revenue earned by Prologis, Inc. from Strategic Capital vehicles
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,438,793
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,788,079)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,912,500
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,716,757)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,851,590
PEO | Bonus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,267,500)
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,571,776)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,142,361
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,771,031)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	597,980
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(337,390)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	833,133
Non-PEO NEO | Bonus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(681,880)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,084,373)